UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                   JULY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.6%
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
BRAZIL -- 1.2%
    Banco Itau Holding Financeira                                     42,000  $    7,910,235
    Brasil Telecom Participacoes                                         794               9
    Cia de Bebidas das Americas                                        1,032             257
    Cia de Saneamento Basico do Estado de Sao Paulo                      138               8
    Embratel Participacoes*                                              794               2
    Seara Alimentos                                                      911               2
    Sociedad de Participacoes Cime* (a)                              131,000              --
    Tele Norte Celular Participacoes*                                    794              --
    Telefonica Data Brasil Holding*                                      794              --
    Telemig Celular Participacoes*                                       794               3
    Tim Participacoes                                                  1,529               3
                                                                              ---------------
                                                                                   7,910,519
                                                                              ---------------
CHINA -- 9.2%
    Bengang Steel Plates, Cl B                                     2,066,180         765,527
    China Petroleum & Chemical, Cl H                              20,785,000       9,061,460
    China Shipping Container Lines, Cl H                           2,306,000         996,095
    China Telecom, Cl H                                           41,530,100      15,970,934
    Chongqing Changan Automobile, Cl B                               368,500         206,218
    PetroChina, Cl H                                              41,590,328      37,129,555
                                                                              ---------------
                                                                                  64,129,789
                                                                              ---------------
COLOMBIA -- 0.0%
    Adminver*                                                        304,280          17,790
                                                                              ---------------
EGYPT -- 0.1%
    Alexandria National Iron & Steel                                   7,000         886,383
                                                                              ---------------
HONG KONG -- 3.5%
    China Mobile Hong Kong                                         5,869,000      23,509,010
    CNPC Hong Kong                                                 2,060,000         385,877
                                                                              ---------------
                                                                                  23,894,887
                                                                              ---------------
INDIA -- 1.0%
    ICICI Bank                                                        21,300         562,533
    Infosys Technologies ADR                                          92,400       6,577,032
                                                                              ---------------
                                                                                   7,139,565
                                                                              ---------------
INDONESIA -- 3.7%
    Astra International                                           12,239,000      16,450,552
    Bank Central Asia                                             19,809,000       7,368,436
    Bank Mandiri Persero                                          13,102,500       2,148,046
                                                                              ---------------
                                                                                  25,967,034
                                                                              ---------------
MALAYSIA -- 2.2%
    British American Tobacco Malaysia                                217,400       2,318,933
    IOI                                                            1,322,000       3,875,874
    IOI Properties                                                       500           1,000
    Kulim Malaysia                                                   264,000         203,418
    Malaysia International Shipping                                  102,500         502,933
    Proton Holdings                                                  295,000         723,733
    Saship Holdings* (a)                                             481,000              --
    Telekom Malaysia                                               2,329,800       6,760,734

THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                   JULY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
MALAYSIA -- CONTINUED
    YTL                                                              644,373  $      962,264
                                                                              ---------------
                                                                                  15,348,889
                                                                              ---------------
MEXICO -- 1.3%
    America Telecom*                                                 507,000       1,779,661
    Grupo Celanese (a)                                                99,000              --
    Grupo Financiero Banorte                                         837,911       7,111,436
                                                                              ---------------
                                                                                   8,891,097
                                                                              ---------------
PHILIPPINES -- 2.0%
    Ayala Land                                                     2,690,371         392,610
    Bank of the Philippine Islands                                   212,136         190,895
    International Container Term Services                          2,321,700         329,874
    Philippine Long Distance Telephone                               449,720      13,014,998
                                                                              ---------------
                                                                                  13,928,377
                                                                              ---------------
POLAND -- 3.6%
    Polski Koncern Naftowy Orlen                                   1,567,500      25,200,541
                                                                              ---------------
RUSSIA -- 9.1%
    AFK Sistema GDR*                                                  40,300         714,116
    Lukoil ADR                                                       653,080      26,939,550
    MMC Norilsk Nickel ADR                                            88,200       6,085,800
    OAO Gazprom ADR                                                  521,420      20,825,323
    Tatneft ADR                                                       19,454         783,996
    Unified Energy System ADR                                        158,000       4,969,100
    Vimpel-Communications ADR*                                        67,800       2,602,164
                                                                              ---------------
                                                                                  62,920,049
                                                                              ---------------
SOUTH AFRICA -- 4.6%
    Mittal Steel South Africa                                        800,867       6,656,216
    Standard Bank Group                                               44,800         482,691
    Telkom                                                         1,013,775      19,392,694
    Tiger Brands                                                     310,700       5,716,346
                                                                              ---------------
                                                                                  32,247,947
                                                                              ---------------
SOUTH KOREA -- 23.3%
    Asia Cement                                                        6,600         225,784
    Daelim Industrial                                                 25,960       1,591,770
    Daewoo Engineering & Construction                                376,200       3,345,284
    DC Chemical                                                       16,680         419,672
    Dongbu Insurance                                                 974,750      11,013,016
    Dongbu Steel                                                     155,600       1,650,409
    Dongkuk Steel Mill                                               157,678       2,487,740
    Doosan*                                                           20,280         314,990
    Hanjin Shipping                                                  672,930      17,372,565
    Hankuk Electric Glass                                              7,950         308,669
    Hanwha                                                           241,780       4,402,230
    Hanwha Chemical                                                  185,890       2,262,077
    Honam Petrochemical                                               54,440       2,408,135
    Hyundai Department Store H&S                                     172,350       7,141,435
    Hyundai Development                                               53,290       1,459,915
    Hyundai Merchant Marine*                                          41,990         673,088
    Hyundai Mipo Dockyard                                             32,550       2,013,930
    Industrial Bank of Korea                                          68,320         751,040

THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                   JULY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
SOUTH KOREA -- CONTINUED
    INI Steel                                                        724,760  $   12,296,176
    Kia Motors                                                       499,330       7,626,713
    Korea Electric Power                                             934,570      32,569,514
    Korea Kumho Petrochemical                                         88,620       1,574,284
    Korean Petrochemical                                               6,310         175,456
    KT&G                                                              68,220       2,749,743
    Kumho Industrial                                                  54,250         852,376
    Kyeryong Construction Industrial                                  38,000         952,146
    LG Insurance                                                     180,790       1,633,842
    Posco                                                            153,180      30,574,852
    Samsung Electronics                                                1,908       1,049,303
    Seah Besteel                                                      19,260         270,587
    Shinhan Financial Group                                           74,390       2,251,662
    SK                                                                28,940       1,422,795
    Ssangyong Engineering & Construction*                             82,000         749,198
    Ssangyong Motor*                                                 216,080       1,596,485
    TS                                                                 9,320         244,137
    Woori Finance Holdings                                           160,980       1,990,418
    Youngone                                                         629,460       2,062,427
                                                                              ---------------
                                                                                 162,483,863
                                                                              ---------------
TAIWAN -- 20.9%
    Acer                                                                  14              27
    Asustek Computer                                                 253,000         702,699
    Cathay Financial Holding                                       1,101,000       2,200,975
    China Steel                                                   18,821,686      15,727,151
    Chunghwa Picture Tubes                                        12,148,376       4,566,429
    Delta Electronics                                                938,907       1,635,258
    Evergreen Marine Corp Tawain                                   1,056,679         871,548
    Far Eastern Textile                                           11,751,801       9,506,753
    Far EasTone Telecommunications                                11,070,800      13,638,446
    Gigabyte Technology                                              251,000         290,755
    High Tech Computer                                             1,047,000      15,136,976
    HON HAI Precision Industry                                     1,916,000      10,764,493
    Inventec                                                       3,353,679       1,454,900
    Lite-On Technology                                               999,600       1,179,458
    Mercuries & Associates                                                13               4
    Micro-Star International                                         760,000         571,632
    Powerchip Semiconductor                                       10,770,000       7,937,036
    Powertech Technology*                                          1,232,800       3,981,580
    ProMOS Technologies*                                          33,802,593      13,432,244
    Ritek*                                                         9,583,000       3,304,314
    Shin Kong Financial Holding                                    6,119,909       6,345,103
    Silicon Integrated Systems*                                    1,028,000         660,153
    Stark Technology                                                 453,000         204,736
    Taishin Financial Holdings                                     7,212,420       5,164,000
    Taiwan Cement                                                  5,007,000       3,112,095
    Taiwan Mobile                                                    762,000         753,091
    Taiwan Semiconductor Manufacturing                            10,770,870      17,977,681
    Tatung*                                                        3,700,000       1,238,724
    U-Ming Marine Transport                                          258,000         273,942
    Universal Scientific Industrial                                1,334,000         611,682
    Wan Hai Lines                                                    920,000         873,058
    Winbond Electronics*                                           2,774,000       1,008,727

THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                   JULY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
TAIWAN -- CONTINUED
    Wistron*                                                             260  $          256
    WUS Printed Circuit                                              896,100         308,424
                                                                              ---------------
                                                                                 145,434,350
                                                                              ---------------
THAILAND -- 0.1%
    Thoresen Thai Agencies                                         1,135,400         900,029
                                                                              ---------------
TURKEY -- 6.7%
    Akbank                                                         1,662,396       9,232,742
    Haci Omer Sabanci Holding                                        926,352       4,024,878
    Petkim Petrokimya Holding*                                       118,000         534,986
    Petrol Ofisi*                                                    330,330       1,188,130
    Tupras Turkiye Petrol Rafine                                     131,417       1,926,470
    Turk Sise ve Cam Fabrikalari                                   4,264,960      15,598,010
    Turkiye Is Bankasi                                             1,967,696      11,225,712
    Vestel Elektronik Sanayi*                                        674,121       2,623,336
    Yapi ve Kredi Bankasi*                                           120,000         525,918
                                                                              ---------------
                                                                                  46,880,182
                                                                              ---------------
VENEZUELA -- 0.1%
    Banco Venezolano de Credito                                       67,437          74,123
    Cemex Venezuela Saca                                             208,000          28,529
    Cia Anonima Nacional Telefonos de Venezuela ADR, Cl D*            27,600         460,644
    Mercantil Servicios Financieros                                  167,818         121,078
    Siderurgica Venezolana Sivensa*                                       78               1
                                                                              ---------------
                                                                                     684,375
                                                                              ---------------
    TOTAL COMMON STOCK
        (Cost $451,316,302)                                                      644,865,666
                                                                              ---------------
---------------------------------------------------------------------------------------------
PREFERRED STOCK -- 3.6%
---------------------------------------------------------------------------------------------
BRAZIL -- 3.6%
    Banco Bradesco                                                   167,410       5,842,497
    Brasil Telecom                                                   192,208             732
    Brasil Telecom Participacoes                                          60              --
    Cia Brasileira de Distribuicao Grupo Pao de Acucar                   921              20
    Cia de Transmissao de Energia Eletrica Paulista*                     476               4
    Cia Siderurgica de Tubarao                                    85,346,719       4,958,272
    Elektro Eletricidade e Servicos*                                     638               1
    Embratel Participacoes*                                               60              --
    Investimentos Itau                                             2,003,000       4,343,754
    Lojas Americanas                                                     327               7
    Metalurgica Gerdau                                               358,659       4,844,304
    Sadia                                                            476,000         948,406
    Sao Carlos Empreendimentos e Participacoes*                          327               1
    Tele Norte Celular Participacoes*                                     60              --
    Telecomunicacoes de Sao Paulo                                         --               1
    Telefonica Data Brasil Holding*                                       60              --
    Telemig Celular Participacoes                                         60              --
    Tim Participacoes                                                    115              --
    Tractebel Energia                                                      1               5
    Usinas Siderurgicas de Minas Gerais                              244,700       4,372,575

THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                   JULY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PREFERRED STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
BRAZIL -- CONTINUED
    Vale do Rio Doce* (a)                                             19,960  $           --
                                                                              ---------------
                                                                                  25,310,579
                                                                              ---------------
    TOTAL PREFERRED STOCK
        (Cost $15,464,085)                                                        25,310,579
                                                                              ---------------
---------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
---------------------------------------------------------------------------------------------
BRAZIL -- 0.0%
    Electricidad Servicos, Expires 08/26/05* (Cost $0)                 1,156              --
                                                                              ---------------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.4%
---------------------------------------------------------------------------------------------
    Union Bank of California, Money Market Fund
          (Cost $9,801,248)                                        9,801,248       9,801,248
                                                                              ---------------
    TOTAL INVESTMENTS -- 97.6%
        (Cost $476,581,635) +                                                 $  679,977,493
                                                                              ===============


         PERCENTAGES ARE BASED ON NET ASSETS OF $696,742,139.

       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
     GDR GLOBAL DEPOSITARY RECEIPT
         AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

     (a) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2005 WAS $0.

       + AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
         $476,581,635, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $208,860,827 AND $(5,464,969), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

         ACA-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.